Note 14 - Trade and Other Payables, and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of detailed information about trade and other payables [text block]
	As of December 31,
	2022	2023
Trade payables due to third-party suppliers	$40,031	$49,345
Trade and other payables due to related parties (Note 17)	4,125	483
Value added tax	768	373
Payroll tax	2,012	2,045
Total trade and other payables	$46,937	$52,247
	As of December 31,
	2022	2023
Accrued personnel expenses	$11,586	$12,887
Other current liabilities	567	398
Total other current liabilities	$12,152	$13,285